RELATED PARTY TRANSACTIONS - Promissory note receivable (Details) - Quebecor Media $ in Millions	Dec. 31, 2022 CAD ($)
RELATED PARTY TRANSACTIONS
Promissory note receivable	$ 160.0
Interest rate on Promissory Note	4.90%